Intangible assets, net	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

5	Intangible assets, net

	December 31, 2023	June 30, 2024	June 30, 2024
	S$’000	S$’000	US$’000

Developed technology	3,140	3,403	2,511
Others	5	5	4
Total	3,145	3,408	2,515
Less: accumulated amortization	(2,472)	(2,690)	(1,985)
Net book value	673	718	530

Amortization expenses for the six months ended June 30, 2024 and 2023 was S$218,000 (US$161,000) and S$150,000 respectively. The weighted average remaining useful life of developed technology is 2 years 6 months.

The Company’s estimated aggregate future amortization expenses for intangible assets subject to amortization as of June 30, 2024, as follows:

June 30, 2024
US$’000

July to December 2024	211
Financial year ending 2025 to 2027	501

RYDE GROUP LTD

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS